Emergence from Bankruptcy Proceedings - (Details) $ in Thousands					12 Months Ended
	Nov. 19, 2019 shares	Nov. 20, 2018 USD ($) shares	Nov. 19, 2018 USD ($) shares	Sep. 26, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Bankruptcy Proceeding and Liquidity [Line Items]
Number of subsidiaries involved in arbitration with SHI					2
Value of shares issued | $		$ 493,420
Common stock, shares outstanding			75,000,000		75,031,000
Shares reserved for issuance					7,500,000
Pacific Bora Ltd and Pacific Scirocco Ltd
Bankruptcy Proceeding and Liquidity [Line Items]
Percentage of ownership in joint venture					49.00%
2018 Stock Plan
Bankruptcy Proceeding and Liquidity [Line Items]
Shares reserved for issuance			7,500,000
Common Shares
Bankruptcy Proceeding and Liquidity [Line Items]
Shares issued in exchange for claims		24,416,000
Issuance of common shares		50,582,000
Value of shares issued | $		$ 506
Common stock, shares outstanding		75,000,000			75,031,000
Predecessor
Bankruptcy Proceeding and Liquidity [Line Items]
Shares issued except those reserved for the stock plan	75,000,000
Common stock, shares outstanding						21,339,000
Commitment fee | $			$ 23,600
Predecessor | Common Shares
Bankruptcy Proceeding and Liquidity [Line Items]
Common stock, shares outstanding			21,368,000			21,339,000	21,184,000	21,121,000
Predecessor | Common Shares | Holders of Term Loan B, 2017 Notes and 2020 Notes
Bankruptcy Proceeding and Liquidity [Line Items]
Shares issued in exchange for claims			24,416,442
Percentage of shares outstanding			32.60%
Predecessor | Common Shares | Holders of Term Loan B, 2017 Notes and 2020 Notes subscribed equity rights offering
Bankruptcy Proceeding and Liquidity [Line Items]
Issuance of common shares			44,174,136
Value of shares issued | $			$ 460,000
Percentage of shares outstanding			58.90%
Predecessor | Common Shares | Holders of Term Loan B, 2017 Notes and 2020 Notes backstopping equity rights offering
Bankruptcy Proceeding and Liquidity [Line Items]
Issuance of common shares			2,566,056
Percentage of shares outstanding			3.40%
Predecessor | Common Shares | Existing shareholders of common stock
Bankruptcy Proceeding and Liquidity [Line Items]
Percentage of shares outstanding			0.003%
Predecessor | Common Shares | Pacific Drilling Administrator Limited
Bankruptcy Proceeding and Liquidity [Line Items]
Issuance of common shares			7,500,000
Predecessor | Quantum Pacific Gibraltar Limited | Common Shares
Bankruptcy Proceeding and Liquidity [Line Items]
Issuance of common shares			3,841,229
Value of shares issued | $			$ 40,000
Percentage of shares outstanding			5.10%
First Lien Notes
Bankruptcy Proceeding and Liquidity [Line Items]
Aggregate principal amount | $					$ 750,000
Debt instrument, interest rate			8.375%
First Lien Notes | Predecessor
Bankruptcy Proceeding and Liquidity [Line Items]
Aggregate principal amount | $			$ 750,000	$ 750,000
Debt instrument, interest rate				8.375%
Second Lien PIK Notes
Bankruptcy Proceeding and Liquidity [Line Items]
Aggregate principal amount | $					$ 273,600
Second Lien PIK Notes | Predecessor
Bankruptcy Proceeding and Liquidity [Line Items]
Aggregate principal amount | $			$ 273,600	$ 273,600
Commitment fee | $				$ 23,600
Second Lien PIK Notes | Cash Interest
Bankruptcy Proceeding and Liquidity [Line Items]
Debt instrument, interest rate			11.00%	11.00%	11.00%
Second Lien PIK Notes | Interest Payment in Kind
Bankruptcy Proceeding and Liquidity [Line Items]
Debt instrument, interest rate			12.00%	12.00%	12.00%